Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 602,003	$ 604,529
Total contractual cash flows	$ 1,114,767	1,108,532
Average remaining lease term	12 years 4 months 24 days
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 99,027	92,417
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	181,552	179,930
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	170,760	168,231
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 663,428	$ 667,954